UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21935

SPECIAL VALUE CONTINUATION PARTNERS, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE CONTINUATION PARTNERS, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2011

Date of reporting period: MARCH 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

March 31, 2011

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (71.69%)
Bank Debt (34.11%) (1)
Business Support Services (5.66%)
STG-Fairway Acquisitions, Inc., Senior Secured 1st Lien Term Loan, 13.5%, due 12/30/15	$24,504,817	$24,994,914	5.66%

Commercial and Industrial Machinery and Equipment Rental and Leasing (2.36%)
AerCap Holdings N.V., Secured 1st Lien Term Loan, 10.25%, due 12/3/15 - (Netherlands)	$10,411,593	10,411,593	2.36%

Communications Equipment Manufacturing (2.82%)
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR + 3.25%, due 8/10/14	$12,955,329	12,437,116	2.82%

Computer and Peripheral Equipment Manufacturing (0.45%)
Targus Group, 1st Lien Term Loan, LIBOR + 5.75% Cash + 2% PIK, due 11/22/12	$1,991,091	1,991,091	0.45%

Electric Power Generation, Transmission and Distribution (2.74%)
La Paloma Generating Company, Residual Bank Debt Claim(3)	$1,830,453	63,163	0.01%
Texas Competitive Electric Holdings Company, LLC, B3 Term Loan,
LIBOR + 3.5%, due 10/10/14	$7,548,030	6,360,785	1.44%
Texas Competitive Electric Holdings Company, LLC, Delayed Draw Term Loan,
LIBOR + 3.5%, due 10/10/14	$6,818,772	5,709,017	1.29%
Total Electric Power Generation, Transmission and Distribution		12,132,965

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.80%)
Precision Partners Holdings, 1st Lien Delayed Draw Term Loan, LIBOR + 6.5%,
due 10/2/13	$263,277	235,633	0.05%
Precision Partners Holdings, 1st Lien Term Loan, LIBOR + 6.5%, due 10/2/13	$3,704,904	3,315,889	0.75%
Total Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing		3,551,522

Offices of Real Estate Agents and Brokers (1.31%)
Realogy Corporation, 2nd Lien Term Loan A, 13.5%, due 10/15/17	$5,325,301	5,801,916	1.31%

Other Financial Investment Activities (3.79%)
American Capital, Ltd., Senior Secured 1st Lien Term Loan, LIBOR + 5.5%, due 12/31/13	$2,982,555	2,996,537	0.68%
Marsico Capital Management, Senior Secured 1st Lien Term Loan,
LIBOR + 5%, due 12/14/14	$16,893,722	13,747,266	3.11%
Total Other Financial Investment Activities		16,743,803

Other General Merchandise Stores (2.57%)
Conn Appliances, Inc., Term Loan, LIBOR + 11.5%, due 11/30/14	$11,340,270	11,340,270	2.57%

Radio and Television Broadcasting (4.18%)
Encompass Digital Media, Inc., 1st Lien Term Loan, LIBOR + 6%, due 2/28/16	$2,734,375	2,816,406	0.64%
Encompass Digital Media, Inc., 2nd Lien Term Loan, 16.5%, due 8/28/16	$15,001,338	15,601,391	3.54%
Total Radio and Television Broadcasting		18,417,797

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Continued) (Unaudited)

March 31, 2011

Showing Percentage of Total Cash and Investments of the Registrant

				Percent of
	Principal		Fair	Cash and
Investment	Amount		Value	Investments

Debt Investments (continued)
Software Publishers (1.81%)
EAM Software Finance Pty, Ltd., Senior Secured 1st Lien Tranche A Term Loan,
BBSY + 2.25% Cash + 1.5% PIK, due 5/10/13 - (Australia) (4)	AUD	3,062,730	$3,067,007	0.69%
EAM Software Finance Pty, Ltd., Senior Secured 1st Lien Tranche B Term Loan,
BBSY + 2.25% Cash + 1.5% PIK, due 11/10/13 - (Australia) (4)	AUD	4,985,422	4,938,315	1.12%
Total Software Publishers			8,005,322

Sporting Goods, Hobby, Book, and Music Stores (1.54%)
Borders Group, Inc., Senior Secured Priority DIP Term Loan, LIBOR + 12.25%, due 2/16/12		$6,811,403	6,811,403	1.54%

Support Activities for Mining (0.76%)
Trico Marine Services, Inc., 1st Lien Term Loan, LIBOR + 15.5%, due 12/31/11		$13,109	13,109	-
Trico Shipping AS, 1st Lien Term Loan A, 13.5%, due 7/1/14 - (Norway)		$3,431,822	3,219,049	0.73%
Trico Shipping AS, Priority 1st Lien Term Loan A, 13.5%, due 9/21/11 - (Norway)		$74,761	74,761	0.02%
Trico Shipping AS, Priority 1st Lien Term Loan B, 13.5%, due 9/21/11 - (Norway)		$34,773	34,773	0.01%
Total Support Activities for Mining			3,341,692

Wired Telecommunications Carriers (3.32%)
Bulgaria Telecom Company AD, 1st Lien Tranche B Term Loan,
EURIBOR + 2.75%, due 8/9/15 - (Bulgaria) (4)		€2,084,507	2,412,643	0.55%
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, due 4/15/15		$1,975,425	1,998,267	0.45%
NEF Telecom Company BV, 1st Lien Tranche C Term Loan,
EURIBOR + 3.5%, due 8/9/16 - (Netherlands) (4)		€4,927,729	5,180,185	1.17%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan,
EURIBOR + 5.5%, due 2/16/17 - (Netherlands) (4)		€5,051,233	5,063,288	1.15%
Total Wired Telecommunications Carriers			14,654,383

Total Bank Debt (Cost $140,111,233)			150,635,787

Other Corporate Debt Securities (37.58%)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services (3.85%)
NCO Group, Inc., Senior Subordinated Notes, 11.875%, due 11/15/14		$8,083,000	7,317,701	1.66%
NCO Group, Inc., Senior Unsecured Floating Rate Notes, LIBOR + 4.875%, due 11/15/13		$10,446,000	9,655,656	2.19%
Total Accounting, Tax Preparation, Bookkeeping, and Payroll Services			16,973,357

Aerospace Product and Parts Manufacturing (1.77%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15		$7,159,000	6,141,276	1.39%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15		$1,979,000	1,672,255	0.38%
Total Aerospace Product and Parts Manufacturing			7,813,531

Architectural, Engineering, and Related Services (3.75%)
Alion Science & Technology Corporation, Senior Notes, 10.25%, due 2/1/15		$10,002,000	8,133,526	1.84%
Alion Science & Technology Corporation, Senior Secured Notes, 10% Cash + 2% PIK,
due 11/1/14		$2,651,940	2,744,705	0.62%
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 18% PIK,
due 3/31/15 (2), (5)		$5,688,820	5,688,819	1.29%
Total Architectural, Engineering, and Related Services			16,567,050

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Continued) (Unaudited)

March 31, 2011

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Data Processing, Hosting, and Related Services (0.68%)
GXS Worldwide, Inc., Fixed Notes, 9.75%, due 6/15/15	$2,066,000	$2,113,621	0.48%
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17	$703,000	871,720	0.20%
Total Data Processing, Hosting, and Related Services		2,985,341

Full-Service Restaurants (2.96%)
Real Mex Restaurants, Inc., Senior Secured Notes, 14%, due 1/1/13 (5)	$12,693,000	13,085,468	2.96%

Gambling Industries (1.59%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$7,695,000	7,002,450	1.59%

Industrial Machinery Manufacturing (1.57%)
GSI Group, Inc., Senior Secured Notes, 12.25% Cash or 13% PIK, due 1/15/14 (5)	$6,946,560	6,946,560	1.57%

Metal and Mineral (except Petroleum) Merchant Wholesalers (5.18%)
Constellation Enterprises, LLC, Senior 1st Lien Secured Notes, 10.625%, due 2/1/16 (5)	$12,500,000	12,928,750	2.93%
Edgen Murray Corporation, Senior Secured Notes, 12.25%, due 1/15/15	$7,839,000	9,933,324	2.25%
Total Metal and Mineral (except Petroleum) Merchant Wholesalers		22,862,074

Oil and Gas Extraction (0.99%)
Forbes Energy Services, Senior Secured Notes, 11%, due 2/15/15	$2,904,000	3,085,384	0.70%
Geokinetics Holdings, Inc., Senior Secured Notes, 9.75%, due 12/15/14	$1,342,000	1,298,385	0.29%
Total Oil and Gas Extraction		4,383,769

Other Professional, Scientific, and Technical Services (1.45%)
MSX International, Inc., Senior Secured 2nd Lien Notes,
12.5%, due 4/1/12 - (UK/France/Germany) (5)	$7,386,000	6,392,805	1.45%

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments
Manufacturing (4.04%)
AGY Holding Corporation, Senior Secured 2nd Lien Notes, 11%, due 11/15/14	$18,536,000	17,840,900	4.04%

Scheduled Air Transportation (4.97%)
United Air Lines, Inc., Aircraft Secured Mortgage (N508UA), 20%, due 8/25/16 (5)	$3,270,351	3,466,573	0.79%
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16 (5)	$519,439	720,981	0.16%
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16 (5)	$521,029	726,054	0.17%
United Air Lines, Inc., Aircraft Secured Mortgage (N530UA), 20%, due 11/25/13 (5)	$2,891,935	2,891,935	0.66%
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14 (5)	$453,637	536,425	0.12%
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15 (5)	$558,666	681,851	0.16%
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16 (5)	$611,766	852,802	0.19%
United Air Lines, Inc., Aircraft Secured Mortgage (N659UA), 12%, due 3/28/16 (5)	$5,193,210	5,907,276	1.34%
United Air Lines, Inc., Aircraft Secured Mortgage (N661UA), 12%, due 5/4/16 (5)	$5,290,188	6,083,716	1.38%
Total Scheduled Air Transportation		21,867,613

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Continued) (Unaudited)

March 31, 2011

Showing Percentage of Total Cash and Investments of the Registrant

	Principal		Percent of
	Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Debt Investments (continued)
Wired Telecommunications Carriers (4.78%)
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16 (5)	$9,830,000	$10,911,300	2.47%
NEF Telecom Company BV, Mezzanine Term Loan,
EURIBOR + 4.5% Cash + 7.5% PIK, due 8/16/17 - (Netherlands) (3), (4), (5)	€18,957,821	5,824,385	1.32%
Zayo Group, LLC, Senior Secured 1st Lien Notes, 10.25%, due 3/15/17	$3,933,000	4,355,798	0.99%
Total Wired Telecommunications Carriers		21,091,483

Total Other Corporate Debt Securities (Cost $167,291,275)		165,812,401

Total Debt Investments (Cost $307,402,508)		316,448,188

Equity Securities (25.15%)
Architectural, Engineering, and Related Services (2.03%)
Alion Science & Technology Corporation, Warrants (3)	2,620	135,690	0.03%
ESP Holdings, Inc., 15% PIK, Preferred Stock (2), (5), (6)	20,297	3,173,493	0.72%
ESP Holdings, Inc., Common Stock (2), (3), (5), (6)	88,670	5,653,015	1.28%
Total Architectural, Engineering, and Related Services		8,962,198

Business Support Services (0.25%)
STG-Fairway Holdings, LLC, Class A Units (3), (5), (6)	80,396	1,089,824	0.25%

Data Processing, Hosting, and Related Services (0.13%)
Anacomp, Inc., Class A Common Stock (2), (3), (5), (8)	1,255,527	590,098	0.13%

Depository Credit Intermediation (0.27%)
Doral Financial Corporation, Common Stock (3)	1,077,794	1,185,573	0.27%

Industrial Machinery Manufacturing (0.77%)
GSI Group, Inc., Common Stock (3), (5)	328,669	3,385,291	0.77%

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (3), (5)	30	3,110	-

Nonferrous Metal (except Aluminum) Production and Processing (10.32%)
International Wire Group, Inc., Common Stock (2), (5), (6)	1,979,441	45,527,143	10.32%

Other Amusement and Recreation Industries (0.04%)
Bally Total Fitness Holding Corporation, Common Stock (3), (5)	6,058	150,204	0.03%
Bally Total Fitness Holding Corporation, Warrants (3), (5)	10,924	52,435	0.01%
Total Other Amusement and Recreation Industries		202,639

Other Electrical Equipment and Component Manufacturing (5.00%)
EP Management Corporation, Common Stock (2), (5), (6), (7)	1,312,720	22,079,950	5.00%

Other Information Services (2.64%)
IRI Holdco (RW), LLC, Warrants to Purchase IRI Preferred Stock (3), (5)	4,063,914	11,643,114	2.64%

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Continued) (Unaudited)

March 31, 2011

Showing Percentage of Total Cash and Investments of the Registrant

	Principal			Percent of
	Amount		Fair	Cash and
Investment	or Shares		Value	Investments

Equity Securities (continued)
Radio and Television Broadcasting (0.23%)
Encompass Digital Media Group, Inc., Common Stock (3), (5)		183,824	$992,190	0.23%

Scheduled Air Transportation (1.05%)
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA) (5)		30	349,085	0.08%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA) (5)		29	344,614	0.08%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA) (5)		36	445,608	0.10%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA) (5)		32	416,993	0.10%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA) (5)		29	378,219	0.09%
United N659UA-767, LLC (N659UA) (5)		164	1,329,835	0.30%
United N661UA-767, LLC (N661UA) (5)		159	1,305,308	0.30%
Total Scheduled Air Transportation			4,569,662

Semiconductor and Other Electronic Component Manufacturing (0.92%)
AIP/IS Holdings, LLC, Membership Units (3), (5)		352	4,052,928	0.92%

Support Activities for Air Transportation (0.01%)
Alabama Aircraft Industries, Inc., Common Stock (3), (5)		164,636	32,927	0.01%

Wired Telecommunications Carriers (1.49%)
Integra Telecom, Inc., Common Stock (3), (5)		1,274,522	6,531,252	1.48%
Integra Telecom, Inc., Warrants (3), (5)		346,939	-	-
NEF Kamchia Co-Investment Fund, LP Interest - (Cayman Islands) (3), (4), (5)		2,455,500	34,765	0.01%
Total Wired Telecommunications Carriers			6,566,017

Total Equity Securities (Cost $166,265,539)			110,882,664

Total Investments (Cost $473,668,047)			427,330,852

Cash and Cash Equivalents (3.16%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.05%,
Collateralized by Federal Home Loan Banks Bonds		$1,428,379	1,428,379	0.32%
Union Bank of California, Commercial Paper, 0.01%, due 4/1/11		$7,000,000	7,000,000	1.59%
Cash Denominated in Foreign Currencies	CAD	15,078	15,535	-
Cash Denominated in Foreign Currencies		€3,565,382	5,047,867	1.14%
Cash Denominated in Foreign Currencies		£35,597	57,055	0.01%
Cash Held on Account at Various Institutions (9)		$456,476	456,476	0.10%
Total Cash and Cash Equivalents			14,005,312

Total Cash and Investments			$441,336,164	100.00%

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Continued) (Unaudited)

March 31, 2011

Showing Percentage of Total Cash and Investments of the Registrant

Notes to Statement of Investments:

(1)
Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933.  Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)
Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer).  Changes to investments in securities of affiliated issuers during the three months ended March 31, 2011 were as follows:

Security	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period	Interest & Dividends Earned

Anacomp, Inc., Class A Common Stock	$1,086,031	$-	$-	$590,098	$-
EP Management Corporation, Common Stock	40,727,138	-	(7,862,530)	22,079,950	-
ESP Holdings, Inc., 15% PIK, Preferred Stock	3,005,832	-	-	3,173,493	-
ESP Holdings, Inc., Common Stock	7,565,535	-	-	5,653,015	-
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 18% PIK, due 3/31/15	5,321,627	367,192	-	5,688,819	239,657
International Wire Group, Inc., Common Stock	43,468,524	-	-	45,527,143	-
International Wire Group, Inc., Senior Secured Notes, 9.75%, due 4/15/15	4,040,000	-	(4,200,000)	-	10,833

(3)	Non-income producing security.

(4)	Principal amount denominated in foreign currencies. Amortized cost and fair value converted from foreign currencies to US dollars.

(5)	Restricted security.

(6)	Investment is not a controlling position.

(7)	The Registrant’s advisor may demand registration at any time more than 180 days following the first initial public offering of common equity by the issuer.

(8)	Issuer is a controlled company.

(9)	Includes $283,050 posted as collateral against currency options written.

Aggregate purchases and aggregate sales of investments, other than Government securities, totaled $39,375,787 and $60,412,775, respectively. Aggregate purchases includes investment assets received as payment in-kind. Aggregate sales includes principal paydowns on debt investments.

The aggregate cost of investments for federal income tax purposes, excluding cash and cash equivalents, was $474,146,615.  Net unrealized depreciation aggregated $47,014,451, of which $76,307,467 related to appreciated investments and $123,321,918 related to depreciated investments.

The total value of restricted securities and bank debt as of March 31, 2011 was $343,842,888, or 77.91% of total cash and investments of the Registrant.

Options and swaps at March 31, 2011 were as follows:

Instrument	Notional Amount		Fair Value

Currency Options
Long
AUD Put Option, $0.818975, expires 6/28/11	AUD	461,433	$54
AUD Put Option, $0.818975, expires 12/28/11		430,671	3,251
AUD Put Option, $0.818975, expires 6/27/12		430,671	7,704
AUD Put Option, $0.818975, expires 12/27/12		861,342	23,629
AUD Put Option, $0.818975, expires 5/8/13		885,119	30,598
AUD Put Option, $0.818975, expires 11/6/13		4,984,477	217,002
Short
AUD Call Option, $1.108025, expires 6/28/11		(461,433)	(906)
AUD Call Option, $1.108025, expires 12/28/11		(430,671)	(4,594)
AUD Call Option, $1.108025, expires 6/27/12		(430,671)	(7,097)
AUD Call Option, $1.108025, expires 12/27/12		(861,342)	(16,855)
AUD Call Option, $1.108025, expires 5/8/13		(885,119)	(18,629)
AUD Call Option, $1.108025, expires 11/16/13		(4,984,477)	(107,860)
Net Currency Options			$126,297
Euro/US Dollar Cross-Currency Basis Swap, Pay Euros/Receive USD, Expires 5/16/14		$6,040,944	$(324,985)

See accompanying notes.

Investments of the Registrant may be categorized based on the types of inputs used in valuing such assets. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety.  At March 31, 2011, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$7,002,450	$1,185,573
2	Other observable market inputs*	46,197,707	118,482,574	3,385,291
3	Independent third-party pricing sources that employ significant unobservable inputs	104,374,917	40,327,377	101,294,408
3	Internal valuations with significant unobservable inputs	63,163	-	5,017,392
Total		$150,635,787	$165,812,401	$110,882,664

* E.g. quoted prices in inactive markets or quotes for comparable investments

Changes in investments categorized as Level 3 during the nine months ended March 31, 2011 were as follows:

	Independent Third Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$113,346,599	$49,978,032	$117,368,154
Net realized and unrealized gains (losses)	2,747,301	(5,708,410)	(9,988,069)
Acquisitions	13,157,145	13,133,176	3,314,350
Dispositions	(24,876,128)	(17,075,421)	(8,313,996)
Reclassifications within Level 3†	-	-	(1,086,031)
Ending balance	$104,374,917	$40,327,377	$101,294,408

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$2,529,843	$(5,048,692)	$(9,992,562)

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$63,163	$-	$4,314,940
Net realized and unrealized losses	-	-	(383,579)
Reclassifications within Level 3†	-	-	1,086,031
Ending balance	$63,163	$-	$5,017,392

Net change in unrealized losses during the period on investments still held at period end (included in net realized and unrealized gains, above)	$-	$-	$(383,579)

† Transferred from Independent Third Party Valuation to Investment Manager Valuation.

There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2011.

Valuations of open swap and option transactions at March 31, 2011 were determined as follows:

Instrument	Level	Basis for Determining Fair Value	Value
Cross-currency basis swaps	2	Other observable market inputs	$(324,985)
Currency options	2	Other observable market inputs	126,297

Acquisition date and cost of restricted securities of unaffiliated issuers held at March 31, 2011 were as follows:

Investment	Acquisition Date	Cost

AIP/IS Holdings, LLC, Membership Units	Var. 2009 & 2010	$723,914
Alabama Aircraft Industries, Inc., Common Stock	Various 2002	3,550,121
Bally Total Fitness Holdings Corporation, Common Stock	4/30/10	45,186,963
Bally Total Fitness Holdings Corporation, Warrants	4/30/10	-
Constellation Enterprises, LLC, 1st Lien Senior Secured Notes, 10.625%, due 2/1/16	1/20/11	12,322,875
Encompass Digital Media Group, Inc., Common Stock	1/15/10	883,196
GSI Group, Inc., Common Stock	8/20/08	2,545,681
GSI Group, Inc., Senior Secured Notes, 12.25% Cash or 13% PIK, due 1/15/14	8/20/08	6,176,026
Integra Telecom, Inc., Common Stock	11/19/09	8,433,884
Integra Telecom, Inc., Warrants	11/19/09	19,920
IRI Holdco (RW), LLC, Warrants to Purchase IRI Preferred Stock	12/12/08	1,170,407
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16	4/9/10	9,619,343
MSX International, Inc., Senior Secured 2nd Lien Notes, 12.5%, due 4/1/12	Various 2010	5,430,660
NEF Kamchia Co-Investment Fund, LP Interest	7/31/07	3,367,227
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 7.5% PIK, due 8/16/17	8/29/07	26,162,416
Precision Holdings, LLC, Class C Membership Interests	4/30/10	660
Real Mex Restaurants, Inc., Senior Secured Notes, 14%, due 1/1/13	Various 2010	11,583,061
STG-Fairway Holdings, LLC, Class A Units	12/30/10	1,100,348
United Air Lines, Inc., Aircraft Secured Mortgage (N508UA), 20%, due 8/25/16	8/26/09	3,270,351
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16	8/27/09	519,439
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16	8/27/09	521,029
United Air Lines, Inc., Aircraft Secured Mortgage (N530UA), 20%, due 11/25/13	8/26/09	2,891,935
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14	12/21/09	453,637
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15	12/17/09	558,666
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16	8/26/09	611,766
United Air Lines, Inc., Aircraft Secured Mortgage (N659UA), 12%, due 3/28/16	2/4/11	5,193,210
United Air Lines, Inc., Aircraft Secured Mortgage (N661UA), 12%, due 5/4/16	2/4/11	5,290,188
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA)	8/27/09	121,554
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA)	8/27/09	119,964
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA)	12/21/09	185,903
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA)	12/17/09	184,037
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA)	8/26/09	140,856
United N659UA-767, LLC (N659UA)	1/12/11	1,468,041
United N661UA-767, LLC (N661UA)	1/12/11	1,479,393

ITEM 2.	CONTROLS AND PROCEDURES.

(a)           The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b)           Not applicable.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Continuation Partners, LP

By:  /s/ Hugh Steven Wilson
Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Hugh Steven Wilson
Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  May 31, 2011

By:  /s/ Paul L. Davis
Name:  Paul L. Davis
Title:  Chief Financial Officer
Date:  May 31, 2011